Pension Plans and Other Postretirement Benefits Pension and Non Pension Plan Assets - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	$ 33	$ 34
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Small mid Cap Equity Funds	$ 4	$ 5
Other International Equity	21	21
Debt Securities Fixed Income	56	55
Cash, Money Market and Other	0	1
Pension Benefits Fair Value of Plan Assets	114	116	$ 105
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	33	34
Small mid Cap Equity Funds	4	5
Other International Equity	21	21
Debt Securities Fixed Income	56	55
Cash, Money Market and Other	0	1
Pension Benefits Fair Value of Plan Assets	114	116
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	$ 0	$ 0
United States Pension Plan of US Entity, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	52.00%	52.00%
Defined Benefit Plan, Target Plan Asset Allocations	59.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	48.00%	47.00%
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%	1.00%
Defined Benefit Plan, Target Plan Asset Allocations	0.00%
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Other International Equity	$ 15	$ 14
Debt Securities Fixed Income	14	13
Cash, Money Market and Other	1	1
Pension Benefits Fair Value of Plan Assets	34	32	$ 24
Pooled Insurance Products with Fixed Income Guarantee	4	4
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	15	14
Debt Securities Fixed Income	14	13
Cash, Money Market and Other	1	1
Pension Benefits Fair Value of Plan Assets	34	32
Pooled Insurance Products with Fixed Income Guarantee	4	4
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
Pooled Insurance Products with Fixed Income Guarantee	$ 0	$ 0
Foreign Pension Plan, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	27.00%	26.00%
Defined Benefit Plan, Target Plan Asset Allocations	27.00%
Foreign Pension Plan, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	20.00%	22.00%
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
Foreign Pension Plan, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	53.00%	52.00%
Defined Benefit Plan, Target Plan Asset Allocations	53.00%